Related Party Transactions and Balances - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Loans to related parties	¥ (604,618,942)	$ (94,877,906)	¥ (528,356,500)	¥ (634,638,425)
Sublease revenue from related party	74,689,226	11,720,369	77,676,665	74,893,930
Aotao
Related Party Transaction [Line Items]
Loans to related parties	(186,051,400)	(29,195,524)	(479,356,500)	(167,279,750)
Repayment from related party	121,000,000	18,987,540	499,421,550	157,279,750
Advertising service from related party	(6,473,400)	(1,015,818)	(3,920,000)
Interest income from related party			2,316,856	1,316,854
Franchise management fee to related party	(49,648)	(7,791)	(41,867)	(24,941)
Da Niang Group
Related Party Transaction [Line Items]
Loans to related parties	(39,800,000)	(6,245,488)	(40,000,000)	(274,800,000)
Repayment from related party	39,800,000	6,245,488	40,000,000	274,800,000
Interest income from related party			352,882	875,315
Purchase from related party	(221,389)		(724,045)	(339,121)	$ (34,741)
Sublease revenue from related party	27,000	4,237	36,000
JYHM
Related Party Transaction [Line Items]
Purchase from related party	(667,751)		(40,000)	(18,418)	(104,785)
Sublease revenue from related party	261,392	41,018	284,179	385,355
Advance from/(Repayment to) related party				312,141
GTI
Related Party Transaction [Line Items]
Loans to related parties	(206,256,382)	(32,366,127)		(192,558,675)
Repayment from related party			8,424,629	184,134,046
Interest income from related party				907,880
Napa
Related Party Transaction [Line Items]
Purchase from related party	(2,547,178)		(2,059,566)	(3,576,659)	(399,708)
Revenue from related party				2,358,491
Yibon
Related Party Transaction [Line Items]
Loans to related parties	(3,000,000)	(470,766)	(9,000,000)
Repayment from related party	3,750,000	588,457
Interest income from related party	544,352	85,421	18,667,117
Revenue from related party	1,251,888	196,449	¥ 852,287	¥ 681,239
Beifu
Related Party Transaction [Line Items]
Loans to related parties	(169,511,160)	(26,600,000)
Getao
Related Party Transaction [Line Items]
Repayment from related party	143,383,500	22,500,000
Hanyuan
Related Party Transaction [Line Items]
Loans to related parties	(3,406,100)	$ (534,491)
Bellagio
Related Party Transaction [Line Items]
Purchase from related party	¥ (367,804)				$ (57,716)